Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Chuangying [Member]
Discontinued Operation [Line Items]
Revenues	$ 19,239	$ 1,070,304	$ 1,257,045
Cost of revenues	19,744	725,619	521,549
Gross profit	(505)	344,685	735,496
Sales and marketing expenses	22,453	780	84,263
General and administrative expenses	30,189	620,577	784,017
Total operating expenses	52,642	621,357	868,280
Loss from operations	(53,147)	(276,672)	(132,784)
Interest income	36	115	236
Other income (expenses), net	474	429	15,503
Total other income (expenses), net	510	544	15,739
Loss before income taxes from discontinued operations	(52,637)	(276,128)	(117,045)
Income tax expense			(21,624)
Net loss from discontinued operations	(52,637)	(276,128)	(138,669)
Zhongrun [Member]
Discontinued Operation [Line Items]
Revenues		8,376	219,159
Cost of revenues		13,110	64,207
Gross profit		(4,734)	154,952
Sales and marketing expenses		524	27,645
General and administrative expenses		34,578	402,959
Total operating expenses		35,102	430,604
Loss from operations		(39,836)	(275,652)
Interest expense		(11,467)	(47,120)
Other income (expenses), net		(7,273)	(920)
Total other income (expenses), net		(18,740)	(48,040)
Loss before income taxes from discontinued operations		(58,576)	(323,692)
Income tax expense
Net loss from discontinued operations		$ (58,576)	$ (323,692)